Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section should be read in conjunction with the Compensation Discussion and Analysis section of this Proxy Statement, which includes additional discussion of the objectives of our executive compensation program and how they are aligned with our financial and operational performance.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our non-PEO
NEOs, as defined by SEC rules, and certain of our financial performance measures. For further information concerning our pay-for-performance
philosophy and how we align executive compensation with the Company’s performance, refer to the
Compensation Discussion and Analysis
section of this Proxy Statement.
Pay Versus Performance Table
The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 along with the financial information required to be disclosed for each fiscal year:

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO $	Compensation Actually Paid to PEO (2) $	Average Summary Compensation Table Total for non-PEO NEOs $	Average Compensation Actually Paid to non-PEO NEOs (2) $	LNTH Total Shareholder Return $	Peer Group Total Shareholder Return (3) $	Net Income (in millions) $	Net Revenue (4) (in millions) $

2023	12,578,845	19,689,764	3,956,572	4,739,129	302.29	116.57	326.7	1,296.4

2022	9,479,445	21,038,162	2,968,158	5,209,956	248.46	115.97	28.1	935.1

2021	6,185,143	14,893,417	1,571,289	2,161,359	140.86	145.06	(71.3)	425.2

2020	4,326,357	300,587	1,114,249	601,962	65.77	130.27	(13.5)	339.4

(1)	Mary Anne Heino is the PEO for each covered year. The non-PEO NEOs reflect the following individuals in each year:
2023: Robert J. Marshall, Jr., Paul M. Blanchfield, Daniel M. Niedzwiecki, Jean-Claude Provost, MD;
2022: Robert J. Marshall, Jr., Paul M. Blanchfield, Etienne Montagut, Daniel M. Niedzwiecki;
2021: Robert J. Marshall, Jr., Paul M. Blanchfield, Etienne Montagut, Daniel M. Niedzwiecki, John Bolla, Dr. Istvan Molnar; and
2020: Robert J. Marshall, Jr., John Bolla, Michael P. Duffy, Dr. Istvan Molnar.

(2)	CAP to the PEO and non-PEO NEOs reflects the following adjustments from “total compensation” reported in the Summary Compensation Table:

	2023		2022		2021		2020
	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)

Summary Compensation Table Total	12,578,845	3,956,572	9,479,445	2,968,158	6,185,143	1,571,289	4,326,357	1,114,249

Adjustments for Stock and Option Awards: Subtraction: Value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(10,207,442)	(2,881,763)	(7,246,107)	(2,047,348)	(4,036,516)	(988,038)	(2,895,255)	(541,996)

Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	8,152,008	2,230,819	6,639,815	1,848,646	6,809,771	1,089,451	2,169,385	420,038

Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	4,392,380	834,986	9,278,284	1,770,326	5,429,728	540,943	(2,315,727)	(295,815)

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	4,773,973	598,515	2,886,725	670,174	505,290	85,754	(984,173)	(94,514)

(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(138,040)	0	0

Compensation Actually Paid (as calculated)	19,689,764	4,739,129	21,038,162	5,209,956	14,893,417	2,161,359	300,587	601,962
CAP does not correlate to the total amount of cash and equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis section of this Proxy Statement
.
Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior fiscal year, in accordance with Item 402(v) of Regulation
S-K.
Given a significant amount of “Compensation Actually Paid” is dependent on our stock price at a specific point in time, it is important to note that the values could have been significantly different if other measurement dates were chosen. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.

(3)
The peer group (as defined below) TSR set forth in this table utilizes the S&P 400 Health Care Index, which we also utilized as our comparator group for our 2023 rTSR PSUs. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in LNTH and in the S&P 400 Health Care Index. Historical stock price performance is not necessarily indicative of future stock price performance.

The S&P 400 Health Care Index is a new peer group in 2023 for purposes of Pay Versus Performance. In 2022, we utilized the S&P 600 Health Care Index. The peer group change is due to our movement to the S&P 400 from the S&P 600 during fiscal year 2022. If we had continued to utilize the S&P 600 Health Care Index in 2023, Peer Group Total Shareholder Return would be $100.16 for 2023, $102.60 for 2022, $139.26 for 2021, and $131.54 for 2020. These total shareholder return values are calculated as described in the preceding paragraph.

(4)
Net Revenue represents the most important financial performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by us to link CAP to our NEOs, including our PEO, to our performance for the most recently completed fiscal year. Net Revenue is equivalent to GAAP Revenue as disclosed in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote
(1)	Mary Anne Heino is the PEO for each covered year. The non-PEO NEOs reflect the following individuals in each year:
2023: Robert J. Marshall, Jr., Paul M. Blanchfield, Daniel M. Niedzwiecki, Jean-Claude Provost, MD;
2022: Robert J. Marshall, Jr., Paul M. Blanchfield, Etienne Montagut, Daniel M. Niedzwiecki;
2021: Robert J. Marshall, Jr., Paul M. Blanchfield, Etienne Montagut, Daniel M. Niedzwiecki, John Bolla, Dr. Istvan Molnar; and
2020: Robert J. Marshall, Jr., John Bolla, Michael P. Duffy, Dr. Istvan Molnar.

Peer Group Issuers, Footnote
(3)
The peer group (as defined below) TSR set forth in this table utilizes the S&P 400 Health Care Index, which we also utilized as our comparator group for our 2023 rTSR PSUs. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in LNTH and in the S&P 400 Health Care Index. Historical stock price performance is not necessarily indicative of future stock price performance.

The S&P 400 Health Care Index is a new peer group in 2023 for purposes of Pay Versus Performance. In 2022, we utilized the S&P 600 Health Care Index. The peer group change is due to our movement to the S&P 400 from the S&P 600 during fiscal year 2022. If we had continued to utilize the S&P 600 Health Care Index in 2023, Peer Group Total Shareholder Return would be $100.16 for 2023, $102.60 for 2022, $139.26 for 2021, and $131.54 for 2020. These total shareholder return values are calculated as described in the preceding paragraph.

PEO Total Compensation Amount	$ 12,578,845	$ 9,479,445	$ 6,185,143	$ 4,326,357
PEO Actually Paid Compensation Amount	$ 19,689,764	21,038,162	14,893,417	300,587
Adjustment To PEO Compensation, Footnote
(2)	CAP to the PEO and non-PEO NEOs reflects the following adjustments from “total compensation” reported in the Summary Compensation Table:

	2023		2022		2021		2020
	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)

Summary Compensation Table Total	12,578,845	3,956,572	9,479,445	2,968,158	6,185,143	1,571,289	4,326,357	1,114,249

Adjustments for Stock and Option Awards: Subtraction: Value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(10,207,442)	(2,881,763)	(7,246,107)	(2,047,348)	(4,036,516)	(988,038)	(2,895,255)	(541,996)

Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	8,152,008	2,230,819	6,639,815	1,848,646	6,809,771	1,089,451	2,169,385	420,038

Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	4,392,380	834,986	9,278,284	1,770,326	5,429,728	540,943	(2,315,727)	(295,815)

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	4,773,973	598,515	2,886,725	670,174	505,290	85,754	(984,173)	(94,514)

(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(138,040)	0	0

Compensation Actually Paid (as calculated)	19,689,764	4,739,129	21,038,162	5,209,956	14,893,417	2,161,359	300,587	601,962

Non-PEO NEO Average Total Compensation Amount	$ 3,956,572	2,968,158	1,571,289	1,114,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,739,129	5,209,956	2,161,359	601,962
Adjustment to Non-PEO NEO Compensation Footnote
(2)	CAP to the PEO and non-PEO NEOs reflects the following adjustments from “total compensation” reported in the Summary Compensation Table:

	2023		2022		2021		2020
	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)	PEO ($)	Average of non-PEO NEOs ($)

Summary Compensation Table Total	12,578,845	3,956,572	9,479,445	2,968,158	6,185,143	1,571,289	4,326,357	1,114,249

Adjustments for Stock and Option Awards: Subtraction: Value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(10,207,442)	(2,881,763)	(7,246,107)	(2,047,348)	(4,036,516)	(988,038)	(2,895,255)	(541,996)

Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	8,152,008	2,230,819	6,639,815	1,848,646	6,809,771	1,089,451	2,169,385	420,038

Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	4,392,380	834,986	9,278,284	1,770,326	5,429,728	540,943	(2,315,727)	(295,815)

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	4,773,973	598,515	2,886,725	670,174	505,290	85,754	(984,173)	(94,514)

(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(138,040)	0	0

Compensation Actually Paid (as calculated)	19,689,764	4,739,129	21,038,162	5,209,956	14,893,417	2,161,359	300,587	601,962

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Company Net Revenue
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
As described in greater detail in the
Compensation Discussion and Analysis
section of this Proxy Statement, our executive compensation program reflects a pay-for-performance
philosophy. We utilize metrics for our short- and long-term incentive compensation program based on an objective of driving profitable growth and increasing shareholder value. Listed below are the financial performance measures which, in our assessment, represent the most important performance measures we used to link CAP in 2023 to our NEOs, including our PEO, to company performance. Of these measures, we have identified Net Revenue as the most important of our financial performance measures.

•	Net Revenue;

•	Bonus EPS; and

•	Relative Total Shareholder Return.

Total Shareholder Return Amount	$ 302.29	248.46	140.86	65.77
Peer Group Total Shareholder Return Amount	116.57	115.97	145.06	130.27
Net Income (Loss)	$ 326,700,000	$ 28,100,000	$ (71,300,000)	$ (13,500,000)
Company Selected Measure Amount	1,296,400,000	935,100,000	425,200,000	339,400,000
PEO Name	Mary Anne Heino
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Non-GAAP Measure Description	Net Revenue is equivalent to GAAP Revenue as disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
Measure:: 2
Pay vs Performance Disclosure
Name	Bonus EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Stock And Option Awards Subtraction Value Of Stock Awards And Option Awards Reported In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,207,442)	$ (7,246,107)	$ (4,036,516)	$ (2,895,255)
PEO | Year End Fair Value Of Equity Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,152,008	6,639,815	6,809,771	2,169,385
PEO | Year Over Year Change In Fair Value At Covered Fiscal Year End Of Equity Awards Granted In Prior Fiscal Years That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,392,380	9,278,284	5,429,728	(2,315,727)
PEO | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,773,973	2,886,725	505,290	(984,173)
PEO | Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock And Option Awards Subtraction Value Of Stock Awards And Option Awards Reported In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,881,763)	(2,047,348)	(988,038)	(541,996)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,230,819	1,848,646	1,089,451	420,038
Non-PEO NEO | Year Over Year Change In Fair Value At Covered Fiscal Year End Of Equity Awards Granted In Prior Fiscal Years That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	834,986	1,770,326	540,943	(295,815)
Non-PEO NEO | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	598,515	670,174	85,754	(94,514)
Non-PEO NEO | Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (138,040)	$ 0